WARRANTS (Details) - Cepton Technologies, Inc. [Member] - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019
WARRANTS (Details) [Line Items]
Warrant to purchase shares of common stock (in Shares)		30,000
Warrants exercise price (in Dollars per share)		$ 1.66
Warrant to purchase additional shares of common stock (in Shares)		30,000
Warrants additional exercise price (in Dollars per share)		$ 1.66
Withdrawn loan amount		$ 5,000,000
Fair values of warrants issued	$ 39,000	$ 49,000